UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_12/31/04________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  1/27/05
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 181

Form 13F Information Table Value Total: $  160,453
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104      163 39092.0000SH      SOLE               39092.0000
                                                                63 14994.0000SH      OTHER   1,2,3               14994.0000
3M Co                          COM              88579y101      246 3000.0000SH       OTHER                        3000.0000
AT&T Corp                      COM              001957505      454 23820.0000SH      SOLE               23820.0000
                                                               418 21945.0000SH      OTHER   1,2,3               21945.0000
Abbott Laboratories            COM              002824100     4020 86181.0000SH      SOLE               86181.0000
                                                              1911 40959.0000SH      OTHER   1,2,3               40959.0000
Abercrombie & Fitch ClA        COM              002896207     1553 33079.0000SH      SOLE               33079.0000
                                                              1867 39771.0000SH      OTHER   1,2,3               39771.0000
Albertsons Inc                 COM              013104104      402 16840.0000SH      SOLE               16840.0000
                                                               329 13769.0000SH      OTHER   1,2,3               13769.0000
Allergan Inc                   COM              018490102      243 3000.0000SH       OTHER                        3000.0000
Allstate Corp                  COM              020002101       47 900.0000 SH       SOLE                 900.0000
                                                               494 9556.0000SH       OTHER   1,2,3                9556.0000
Altria Group Inc.              COM              02209s103      561 9189.0000SH       SOLE                9189.0000
                                                              2713 44400.0000SH      OTHER                       44400.0000
Amer. Int'l Group              COM              026874107      338 5149.0000SH       SOLE                5149.0000
                                                              1866 28419.0000SH      OTHER   1,2,3               28419.0000
Amgen Inc                      COM              031162100     2589 40356.0000SH      SOLE               40356.0000
                                                              2557 39855.0000SH      OTHER   1,2,3               39855.0000
Anheuser-Busch                 COM              035229103      609 12000.0000SH      OTHER                       12000.0000
BN Santa Fe                    COM              12189T104      904 19112.0000SH      SOLE               19112.0000
                                                               729 15399.0000SH      OTHER   1,2,3               15399.0000
Bank Amer Corp                 COM              060505104      788 16776.0000SH      SOLE               16776.0000
                                                               531 11290.0000SH      OTHER   1,2,3               11290.0000
Bellsouth Corp                 COM              079860102      832 29934.0000SH      SOLE               29934.0000
                                                               458 16497.0000SH      OTHER   1,2,3               16497.0000
Bristol Myers Squibb           COM              110122108       19 760.0000 SH       SOLE                 760.0000
                                                               317 12379.0000SH      OTHER   1,2,3               12379.0000
CIT Group Inc                  COM              125581108      156 3410.0000SH       SOLE                3410.0000
                                                               174 3802.0000SH       OTHER   1,2,3                3802.0000
Cabot Corp                     COM              127055101     1200 31026.0000SH      SOLE               31026.0000
                                                              1123 29039.0000SH      OTHER   1,2,3               29039.0000
Celgene Corp                   COM              151020104      213 8040.0000SH       SOLE                8040.0000
CenterPoint Energy             COM              15189T107      113 9971.0000SH       SOLE                9971.0000
                                                               109 9627.0000SH       OTHER   1,2,3                9627.0000
CheckFree Corp                 COM              162813109      192 5040.0000SH       SOLE                5040.0000
                                                               193 5060.0000SH       OTHER   1,2,3                5060.0000
ChevronTexaco                  COM              166764100       31 582.0000 SH       SOLE                 582.0000
                                                               721 13735.0000SH      OTHER   1,2,3               13735.0000
Ciena Corp                     COM              171779101       54 16244.0000SH      OTHER                       16244.0000
Citigroup Inc                  COM              172967101     2478 51429.0000SH      SOLE               51429.0000
                                                              2776 57609.0000SH      OTHER   1,2,3               57609.0000
Clear Channel Comm.            COM              184502102     1105 32999.0000SH      SOLE               32999.0000
                                                              1297 38737.0000SH      OTHER   1,2,3               38737.0000
Coca Cola Co                   COM              191216100      125 3000.0000SH       SOLE                3000.0000
                                                              1782 42800.0000SH      OTHER                       42800.0000
ConocoPhillips                 COM              20825c104      990 11399.0000SH      SOLE               11399.0000
                                                              4119 47432.0000SH      OTHER   1,2,3               47432.0000
Cooper Tire & Rubber           COM              216831107     1052 48798.0000SH      SOLE               48798.0000
                                                              1826 84716.0000SH      OTHER   1,2,3               84716.0000
Delphi Automotive              COM              247126105      471 52165.0000SH      SOLE               52165.0000
                                                               375 41625.0000SH      OTHER   1,2,3               41625.0000
Dollar Tree Stores             COM              256747106     2503 86986.0000SH      SOLE               86986.0000
                                                              3969 137951.0000SH     OTHER   1,2,3               137951.0000
EnCana Corp                    COM              292505104     1094 19168.0000SH      SOLE               19168.0000
                                                               837 14677.0000SH      OTHER   1,2,3               14677.0000
Exelon Corp                    COM              30161N101      151 3430.0000SH       SOLE                3430.0000
                                                               161 3645.0000SH       OTHER   1,2,3                3645.0000
Exxon Mobil                    COM              30231G102      356 6938.0000SH       SOLE                6938.0000
                                                              1683 32832.0000SH      OTHER                       32832.0000
Fannie Mae                     COM              313586109       36 500.0000 SH       SOLE                 500.0000
                                                               712 10000.0000SH      OTHER                       10000.0000
Freddie Mac                    COM              313400301     1843 25009.0000SH      SOLE               25009.0000
                                                              2436 33047.0000SH      OTHER   1,2,3               33047.0000
General Electric Co            COM              369604103     2205 60400.0000SH      OTHER                       60400.0000
Georgia Pacific Corp           COM              373298108      327 8722.0000SH       SOLE                8722.0000
                                                              2202 58742.0000SH      OTHER                       58742.0000
Gillette Co                    COM              375766102      627 14000.0000SH      OTHER                       14000.0000
GlobalSantaFe                  COM              G3930E101      436 13159.0000SH      SOLE               13159.0000
                                                               235 7088.0000SH       OTHER   1,2,3                7088.0000
Goldman Sachs                  COM              38141G104      928 8923.0000SH       SOLE                8923.0000
                                                               741 7124.0000SH       OTHER   1,2,3                7124.0000
Helmerich & Payne              COM              423452101      993 29181.0000SH      SOLE               29181.0000
                                                               586 17207.0000SH      OTHER   1,2,3               17207.0000
Hewlett-Packard Co             COM              428236103      246 11745.0000SH      SOLE               11745.0000
                                                               415 19770.0000SH      OTHER   1,2,3               19770.0000
Home Depot Inc                 COM              437076102      718 16792.0000SH      SOLE               16792.0000
                                                              3453 80787.0000SH      OTHER   1,2,3               80787.0000
Intel Corp                     COM              458140100      378 16175.0000SH      SOLE               16175.0000
                                                               964 41200.0000SH      OTHER                       41200.0000
J P Morgan Chase               COM              46625H100      314 8052.6000SH       SOLE                8052.6000
                                                               646 16554.4000SH      OTHER                       16554.4000
Johnson & Johnson              COM              478160104      247 3900.0000SH       SOLE                3900.0000
                                                              3285 51800.0000SH      OTHER   1,2,3               51800.0000
Kellogg Co                     COM              487836108      357 8000.0000SH       OTHER                        8000.0000
Kemet Corp                     COM              488360108      106 11822.0000SH      SOLE               11822.0000
                                                                81 9025.0000SH       OTHER   1,2,3                9025.0000
Kohl's Corp                    COM              500255104      914 18594.0000SH      SOLE               18594.0000
                                                               711 14464.0000SH      OTHER   1,2,3               14464.0000
Kraft Foods Inc                COM              50075N104      249 7000.0000SH       OTHER                        7000.0000
Kroger Co                      COM              501044101     2200 125431.0000SH     SOLE              125431.0000
                                                              2101 119755.0000SH     OTHER   1,2,3               119755.0000
Lehman Brothers                COM              524908100     1700 19436.0000SH      SOLE               19436.0000
                                                              1888 21579.0000SH      OTHER   1,2,3               21579.0000
Loews Corp                     COM              540424108      652 9272.0000SH       SOLE                9272.0000
                                                               373 5299.0000SH       OTHER   1,2,3                5299.0000
Louisiana Pacific Corp         COM              546347105      418 15618.0000SH      SOLE               15618.0000
                                                               164 6133.0000SH       OTHER                        6133.0000
Lowe's Companies Inc           COM              548661107      392 6806.0000SH       SOLE                6806.0000
                                                               527 9159.0000SH       OTHER   1,2,3                9159.0000
MBIA Inc                       COM              55262C100      223 3525.0000SH       SOLE                3525.0000
Marsh & McLennan               COM              571748102      362 11000.0000SH      OTHER                       11000.0000
May Department Stores          COM              577778103       61 2070.0000SH       SOLE                2070.0000
                                                               141 4800.0000SH       OTHER                        4800.0000
McKesson Corp                  COM              58155Q103      246 7830.0000SH       SOLE                7830.0000
Merck & Co Inc                 COM              589331107       87 2702.0000SH       SOLE                2702.0000
                                                              2223 69176.0000SH      OTHER   1,2,3               69176.0000
Merrill Lynch                  COM              590188108      603 10095.0000SH      SOLE               10095.0000
                                                               685 11465.0000SH      OTHER   1,2,3               11465.0000
Microsoft Corp                 COM              594918104      748 27990.0000SH      SOLE               27990.0000
                                                              2495 93387.0000SH      OTHER   1,2,3               93387.0000
Mohawk Industries Inc.         COM              608190104      353 3870.0000SH       SOLE                3870.0000
Morgan Stanley                 COM              617446448      161 2907.0000SH       SOLE                2907.0000
                                                               722 13007.0000SH      OTHER   1,2,3               13007.0000
Motorola Inc                   COM              620076109      208 12121.0000SH      SOLE               12121.0000
                                                               125 7294.0000SH       OTHER                        7294.0000
National City Corp             COM              635405103      139 3700.0000SH       SOLE                3700.0000
                                                               156 4160.0000SH       OTHER   1,2,3                4160.0000
News Corp Cl A                 COM              65248E104      119 6400.0000SH       SOLE                6400.0000
                                                               131 7000.0000SH       OTHER                        7000.0000
Norfolk Southern               COM              655844108      516 14250.0000SH      OTHER   1,2,3               14250.0000
Oracle Corp                    COM              68389X105     2432 177281.0000SH     SOLE              177281.0000
                                                              1896 138164.0000SH     OTHER   1,2,3               138164.0000
PepsiCo Inc                    COM              713448108      887 17000.0000SH      OTHER                       17000.0000
Pfizer Inc                     COM              717081103     3026 112544.0000SH     SOLE              112544.0000
                                                              4325 160837.0000SH     OTHER   1,2,3               160837.0000
Photronics Inc                 COM              719405102     1017 61640.0000SH      SOLE               61640.0000
                                                              1265 76685.0000SH      OTHER   1,2,3               76685.0000
Proctor & Gamble Co            COM              742718109      132 2400.0000SH       SOLE                2400.0000
                                                              1476 26800.0000SH      OTHER                       26800.0000
Rita Medical Systems Inc       COM              76774E103       77 20000.0000SH      SOLE               20000.0000
Royal Group Tech. Ltd          COM              779915107      318 30403.0000SH      SOLE               30403.0000
                                                               204 19442.0000SH      OTHER   1,2,3               19442.0000
SBC Communications             COM              78387G103     1010 39189.0000SH      SOLE               39189.0000
                                                              1255 48718.0000SH      OTHER   1,2,3               48718.0000
Schering-Plough                COM              806605101      595 28520.0000SH      SOLE               28520.0000
                                                               114 5464.0000SH       OTHER   1,2,3                5464.0000
Seacor Holdings, Inc.          COM              811904101     1652 30927.0000SH      SOLE               30927.0000
                                                              1569 29380.0000SH      OTHER   1,2,3               29380.0000
Sky Financial Group            COM              83080P103      641 22341.0000SH      SOLE               22341.0000
                                                              3005 104830.0000SH     OTHER   1,2,3               104830.0000
Smithfield Foods Inc           COM              832248108     1235 41749.0000SH      SOLE               41749.0000
                                                              1370 46302.0000SH      OTHER   1,2,3               46302.0000
Southwest Airlines Co          COM              844741108      217 13335.0000SH      SOLE               13335.0000
                                                               448 27540.0000SH      OTHER   1,2,3               27540.0000
Sovereign Bancorp Inc          COM              845905108      475 21048.0000SH      OTHER                       21048.0000
Sun Microsystems Inc           COM              866810104       59 11000.0000SH      SOLE               11000.0000
                                                               272 50466.0000SH      OTHER   1,2,3               50466.0000
Sunrise Senior Living          COM              86768K106        7 150.0000 SH       SOLE                 150.0000
                                                               699 15074.0000SH      OTHER                       15074.0000
Suntrust Banks Inc             COM              867914103      365 4943.0000SH       SOLE                4943.0000
Tellabs Inc                    COM              879664100      386 44911.0000SH      SOLE               44911.0000
                                                               317 36903.0000SH      OTHER   1,2,3               36903.0000
Texas Instruments Inc          COM              882508104      264 10740.0000SH      SOLE               10740.0000
Tommy Hilfiger Corp            COM              G8915Z102      215 19065.0000SH      SOLE               19065.0000
                                                               240 21307.0000SH      OTHER   1,2,3               21307.0000
Toys R Us Inc                  COM              892335100     1653 80737.0000SH      SOLE               80737.0000
                                                              1305 63736.0000SH      OTHER   1,2,3               63736.0000
Transocean Inc                 COM              G90078109      777 18319.0000SH      SOLE               18319.0000
                                                               605 14278.0000SH      OTHER   1,2,3               14278.0000
Ultratech Inc                  COM              904034105     1177 62455.0000SH      SOLE               62455.0000
                                                              1620 85917.0000SH      OTHER   1,2,3               85917.0000
Unocal Corp                    COM              915289102     1785 41291.0000SH      SOLE               41291.0000
                                                               705 16300.0000SH      OTHER   1,2,3               16300.0000
Unumprovident Corp             COM              91529Y106     1398 77907.0000SH      SOLE               77907.0000
                                                              1023 57042.0000SH      OTHER   1,2,3               57042.0000
Verizon Comm                   COM              92343V104      145 3589.0000SH       SOLE                3589.0000
                                                                80 1972.0000SH       OTHER   1,2,3                1972.0000
Wachovia Corp - New            COM              929903102      207 3941.0000SH       SOLE                3941.0000
                                                                36 680.0000 SH       OTHER   1,2,3                 680.0000
Wal-Mart Stores Inc            COM              931142103      361 6840.0000SH       SOLE                6840.0000
                                                               401 7600.0000SH       OTHER                        7600.0000
Walgreen Co                    COM              931422109      284 7409.0000SH       SOLE                7409.0000
                                                              1114 29030.0000SH      OTHER                       29030.0000
Wyeth                          COM              983024100     1058 24830.0000SH      SOLE               24830.0000
                                                              1485 34865.0000SH      OTHER   1,2,3               34865.0000
eLOT Inc                       COM              29014Q105        3 205950.0000SH     SOLE              205950.0000
BNI Put $40 01/22/05           PUT              12189t8mh        2 39040.0000SH PUT  SOLE               39040.0000
                                                                 1 28060.0000SH PUT  OTHER   1,2,3               28060.0000
Elot Inc. Del Warrents                          29014q113        1 40077.0000SH      SOLE               40077.0000